INCOME TAXES (Schedule of Income Tax Payable) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Income tax payable	$ 2,435,118	$ 2,772,631
Dongsheng Guarantee [Member]
Income tax payable	2,411,031	2,517,538
Jinshang Leasing [Member]
Income tax payable	$ 24,087	$ 255,093